EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Fair Value of Plan Assets (Details) - Pension - USD ($) $ in Millions	Feb. 23, 2019	Feb. 24, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,926.5	$ 1,901.4
Assets Measured at NAV	771.9	810.5
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	460.0	451.3
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	694.6	639.6
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.8	6.5
Assets Measured at NAV	0.0	0.0
Cash and cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.6	1.5
Cash and cash equivalents | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.2	5.0
Cash and cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Short-term investment collective trust
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	73.3	67.0
Assets Measured at NAV	0.0	0.0
Short-term investment collective trust | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Short-term investment collective trust | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	73.3	67.0
Short-term investment collective trust | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Domestic common and preferred stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	254.5	244.7
Assets Measured at NAV	0.0	0.0
Domestic common and preferred stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	254.5	244.7
Domestic common and preferred stock | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Domestic common and preferred stock | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
International common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64.0	59.0
Assets Measured at NAV	0.0	0.0
International common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64.0	59.0
International common stock | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
International common stock | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Collective trust funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	649.9	686.0
Assets Measured at NAV	649.9	684.7
Collective trust funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Collective trust funds | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	1.3
Collective trust funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bond
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126.0	118.7
Assets Measured at NAV	0.0	0.0
Corporate bond | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Corporate bond | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126.0	118.7
Corporate bond | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Mortgage and other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42.8	45.2
Assets Measured at NAV	0.0	0.0
Mortgage and other asset-backed securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Mortgage and other asset-backed securities | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42.8	45.2
Mortgage and other asset-backed securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	257.2	254.3
Assets Measured at NAV	88.1	87.0
Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	139.9	146.0
Mutual funds | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29.2	21.3
Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	362.5	354.5
Assets Measured at NAV	0.0	0.0
U.S. government securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
U.S. government securities | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	362.5	354.5
U.S. government securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Other securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	85.5	65.5
Assets Measured at NAV	33.9	38.8
Other securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.1
Other securities | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	51.6	26.6
Other securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.0	$ 0.0